Leisure Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
S&P 500® Consumer Discretionary Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	6.04%	9.02%	13.19%
Leisure Fund
Prospectus [Line Items]
Average Annual Return, Percent		8.47%	2.50%	7.27%

[1]	The S&P 500® Index is a broad-based index that includes 500 leading companies and covers approximately 80% of available market capitalization. The Index is widely regarded as the best single gauge of large-cap U.S. equities.
[2]	The S&P 500® Consumer Discretionary Index is comprised of those companies included in the S&P 500® Index that are classified as members of the Global Industry Classification Standard (GICS®) Consumer Discretionary Sector. The manufacturing segment of the GICS® Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment of the GICS® Consumer Discretionary Sector includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services.